General Information - Subsidiaries That Were Excluded From Consolidation (Detail)	12 Months Ended
Dec. 31, 2019
POSCO Processing Service Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2019-01
Reason	Merged into POSCO Co.,Ltd
Daewoo Precious Resources Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2019-01
Reason	Liquidation
BLUE O&M Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2019-02
Reason	Merged into POSCO O&M CO.,Ltd.
Mega asset Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2019-02
Reason	Merged into POSCO O&M CO.,Ltd.
POSCO ESM Co., Ltd.[member]
Disclosure of subsidiaries [line items]
Date of exclusion	2019-04
Reason	Merged into POSCO Chemical CO.,Ltd.
Daewoo International Guangzhou Corp. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2019-04
Reason	Merged into POSCO INTERNATIONAL(CHINA) CO.,Ltd.
POSCO(Guangdong) Coated Steel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2019-06
Reason	Disposal
POSCO EC THAILAND CO., Ltd.[member]
Disclosure of subsidiaries [line items]
Date of exclusion	2019-06
Reason	Liquidation
POSCO Gulf SFC LLC [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2019-06
Reason	Liquidation
HOTEL LAONZENA [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2019-07
Reason	Disposal
Daewoo Power and Infra (PTY) Limited [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2019-07
Reason	Liquidation
POSCO SINGAPORE LNG TRADING PTE. LTD [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2019-09
Reason	Liquidation
POSCO-South Asia Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2019-09
Reason	Liquidation
PSIB CO.,Ltd. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2019-10
Reason	Liquidation
Chargev Co., Ltd [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2019-12
Reason	Disposal
POSCO DAEWOO E&P CANADA CORPORATION [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2019-12
Reason	Liquidation